Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Usual completion period for contracts with service elements									30 days
Sales return reserve	$ 1.4				$ 1.2				$ 1.4	$ 1.2	$ 1.0
Shipping and handling costs									$ 79.7	$ 71.1	$ 58.5
Income excluded from net income in the computation of diluted EPS	$ 0.9	$ (1.3)	$ (1.2)	$ 1.2	$ 0.9	$ (0.2)	$ 0.3	$ 0.4
Warrants
Significant Accounting Policies [Line Items]
Shares excluded from computation of EPS										700,000	1,600,000
Securities included in the computation of diluted EPS									700,000
Income excluded from net income in the computation of diluted EPS									$ 0.5
Restricted Stock
Significant Accounting Policies [Line Items]
Securities included in the computation of diluted EPS									27,000
Shares excluded from computation of EPS										610,000	1,229,000
Stock Options
Significant Accounting Policies [Line Items]
Shares excluded from computation of EPS										4,933,000	5,514,000
Securities included in the computation of diluted EPS									6,246,000
Restricted Stock Units (RSUs)
Significant Accounting Policies [Line Items]
Securities included in the computation of diluted EPS									1,855,000